Related party balances and transactions (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)
Related party balances and transactions
Remaining amount receivable			¥ 99,235,400
Interest income	¥ 412,341	$ 59,784	17,269,246	¥ 28,774,549
Associated financing income on income rights of loans purchased | $		1,899,419
Total net revenue recognized related to service fees of facilitation service for loans | $		1,899,419
Dividend receivable	¥ 15,000,000	$ 2,174,796	15,000,000
Loan to a related party			150,000,000
Interest income amount			150,000,000
Jiangxi Ruijing
Related party balances and transactions
Number of earnings rights purchased | item					2
Jiangxi Ruijing | Loan 1
Related party balances and transactions
Loan portfolios transferred					¥ 100,000,000
Jiangxi Ruijing | Loan 2
Related party balances and transactions
Amount received from repayments			¥ 160,000,000	¥ 20,000,000
Remaining amount receivable							¥ 100,000,000
Loan portfolios transferred					¥ 280,000,000
Financing guarantee company A
Related party balances and transactions
Total loan facilitated, service fee percentage	0.296%	0.296%	0.059%
Associated financing income on income rights of loans purchased	¥ 542,719,679	$ 78,686,957	¥ 78,801,582
Total net revenue recognized related to service fees of facilitation service for loans	542,719,679	$ 78,686,957	78,801,582
Contract assets	313,992,225		66,761,250			$ 45,524,593
Shenyang Tianxinhao Technology Limited
Related party balances and transactions
Loan to a related party			150,000,000
Interest income amount			¥ 750,000
Interest rate			0.005%
Newup Bank of Liaoning
Related party balances and transactions
Associated financing income on income rights of loans purchased	13,100,669
Total net revenue recognized related to service fees of facilitation service for loans	13,100,669
Contract assets	¥ 13,886,710					$ 2,013,384